Earnings (Loss) per Share - Computation (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021		Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor		Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor
Numerator - Basic:
Net loss		$ (57,937,929)	$ (903,105,939)	$ (29,464,410)		$ (24,650,712)	$ (963,896,193)	$ (54,115,119)		$ (146,399,938)	$ (31,411,542)	$ (41,971,558)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS		(47,856,729)	(748,755,990)				(798,968,740)
Net loss attributable to Class A common stockholders - Basic		(10,081,200)	(154,349,949)				(164,927,453)
Numerator - Diluted:
Net loss attributable to Class A common stockholders - Basic		(10,081,200)	(154,349,949)				(164,927,453)
Add: Net loss and tax effect attributable to Non-controlling interest		(47,856,729)	(748,755,990)				(798,968,740)
Net loss attributable to Class A common stockholders - Diluted		$ (10,081,200)	$ (903,105,939)				$ (963,896,193)
Denominator - Basic:
Weighted average Class A common shares outstanding - Basic		41,578,890	41,578,890				41,578,890
Loss per share attributable to Class A common shareholders - Basic		$ (0.24)	$ (3.71)		[1]		$ (3.97)		[1]
Denominator - Diluted:
Weighted average Class A common shares outstanding - Basic		41,578,890	41,578,890				41,578,890
Weighted average effect of dilutive Class V shares			200,473,866				198,782,864
Weighted average Class A common shares outstanding - Diluted		41,578,890	242,052,756				240,361,754
Loss per share attributable to Class A common shareholders - Diluted		$ (0.24)	$ (3.73)		[1]		$ (4.01)		[1]

[1]	) The Company analyzed the calculation of net loss per member unit for predecessor periods prior to the Business Combinations and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per member unit information has not been presented for predecessor periods prior to the Business Combinations on December 3, 2021.